SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
SCHEDULE OF FINANCIAL ASSET – CONTINGENT CONSIDERATION ASSETS

Financial asset – contingent consideration assets are as follows:

	As of June 30,
	2025	2026	2026
	HKD	HKD	US$
Current portion	—	15,370,000	1,970,513
Non-current portion	1,680,000	3,290,000	421,795
Total	1,680,000	18,660,000	2,392,308

SCHEDULE OF RECURRING FAIR VALUE MEASUREMENTS OF THE FAIR VALUE HIERARCHY

The reconciliation from the opening balances to the closing balances for recurring fair value measurements of the fair value hierarchy for the years ended June 30, 2025 and 2026 are as follows:

Fair Value
Financial asset – contingent consideration assets	HKD
Balance as of July 1, 2024	—
Addition	1,680,000
Change of fair value recognized in other income (expense)	—
Balance as of June 30, 2025	1,680,000
Addition	4,030,000
Change of fair value recognized in other income (expense)	12,950,000
Balance as of June 30, 2026	18,660,000
Balance as of June 30, 2026 (US$)	2,392,308

SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIFE
Fixed Asset Category	Useful lives
Office equipment and other	5 years
Motor vehicles	5 years
Leasehold improvements	Shorter of lease term or life of underlying assets

SCHEDULE OF ESTIMATED USEFUL LIFE OF INTANGIBLE ASSETS

Intangible assets consist of trademark, club membership, customer relationship and know-how, which are stated at cost less accumulated amortization less any impairment losses. Amortization is computed using the straight-line method based on the estimated useful life.

Intangible Asset Category	Useful lives
Trademark	Indefinite
Club membership	Indefinite
Customer relationship	5 - 20 years
Know-how	15 years